Income Tax Benefits / (Expenses) - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	€ 17,070	€ 13,608
Increase from business combination	0	6,474
Recognized in profit or loss	797	(3,446)
Recognized in other comprehensive loss	(371)	42
Exchange difference and other	(199)	392
Ending balance	17,297	17,070
Deferred tax assets [member] | Employee benefits [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	2,266	2,028
Increase from business combination	0
Recognized in profit or loss	(295)	196
Recognized in other comprehensive loss	(371)	42
Exchange difference and other	0
Ending balance	1,600	2,266
Deferred tax assets [member] | Property plant and equipment [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	692	117
Increase from business combination	0
Recognized in profit or loss	193	583
Recognized in other comprehensive loss	0
Exchange difference and other	0	(8)
Ending balance	885	692
Deferred tax assets [member] | Deferred tax assets on rental contracts; if any [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	2,529	4,711
Increase from business combination	0	570
Recognized in profit or loss	1,349	(3,060)
Recognized in other comprehensive loss	0
Exchange difference and other	130	308
Ending balance	4,008	2,529
Deferred tax assets [member] | Intangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	3,262	1,213
Increase from business combination	0	2,049
Recognized in profit or loss	(815)
Recognized in other comprehensive loss	0
Exchange difference and other	0
Ending balance	2,447	3,262
Deferred tax assets [member] | Inventories [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	3,945	1,143
Increase from business combination	0	3,078
Recognized in profit or loss	1,250	(276)
Recognized in other comprehensive loss	0
Exchange difference and other	0
Ending balance	5,195	3,945
Deferred tax assets [member] | Provisions and accrued expenses [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	1,803	1,673
Increase from business combination	0	103
Recognized in profit or loss	810	27
Recognized in other comprehensive loss	0
Exchange difference and other	0
Ending balance	2,613	1,803
Deferred tax assets [member] | Receivables and other assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	402	395
Increase from business combination	0	521
Recognized in profit or loss	(243)	(514)
Recognized in other comprehensive loss	0
Exchange difference and other	0
Ending balance	159	402
Deferred tax assets [member] | Tax losses [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	1,940	2,156
Increase from business combination	0
Recognized in profit or loss	(1,473)	(308)
Recognized in other comprehensive loss	0
Exchange difference and other	(276)	92
Ending balance	191	1,940
Deferred tax assets [member] | Other [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	231	172
Increase from business combination	0	153
Recognized in profit or loss	21	(94)
Recognized in other comprehensive loss	0
Exchange difference and other	(53)
Ending balance	199	231
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	54,179	53,284
Increase from business combination	0	866
Recognized in profit or loss	479	29
Recognized in other comprehensive loss	0
Exchange difference and other	2
Ending balance	54,660	54,179
Deferred tax liabilities [member] | Intangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	51,994	51,131
Increase from business combination	0	863
Recognized in profit or loss	1,213
Recognized in other comprehensive loss	0
Exchange difference and other	0
Ending balance	53,207	51,994
Deferred tax liabilities [member] | Receivables and other assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	945	1,436
Increase from business combination	0
Recognized in profit or loss	(806)	(491)
Recognized in other comprehensive loss	0
Exchange difference and other	0
Ending balance	139	945
Deferred tax liabilities [member] | Other [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	1,240	717
Increase from business combination	0	3
Recognized in profit or loss	72	520
Recognized in other comprehensive loss	0
Exchange difference and other	2
Ending balance	€ 1,314	€ 1,240